Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43140
Entity Registrant Name	Bitwise Avalanche ETF
Entity Central Index Key	0002086017
Entity Tax Identification Number	39-7158711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Montgomery Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	707-3663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Bitwise Avalanche ETF
Trading Symbol	BAVA
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false